Subsequent Events	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events
Note 19. Subsequent Events
The Company has evaluated subsequent events through November 15, 2021, which is the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the consolidated financial statements, other than as discussed below.
In October 2021, the Company repaid the LC Debt Facility and accrued interest in the amount of $350.0 million.
In October 2021, JapanCo entered into a series of transactions with OfaaS Corp., an affiliate of SBG (“OfaaS”), pursuant to which the parties agreed to (i) a revenue sharing arrangement where JapanCo will pay OfaaS 5% of sales derived from JapanCo’s strategic partnership with JR East Japan Station Work as compensation for OfaaS’ role in brokering and negotiating such strategic partnership, (ii) a secondment and consulting arrangement pursuant to which OfaaS will provide JapanCo with personnel and other resources to perform certain sales services (including sales operations, reporting, enterprise strategy, broker relations and marketing support) for a period of three (3) months at a cost of JPY 14,500,000 per month, and (iii) terminate JapanCo’s existing sales service agreement with OfaaS and enter into a new broker agreement pursuant to JapanCo’s standard terms of service, with an exception to permit OfaaS (unlike JapanCo’s other brokers) to refer, and receive referral fees from JapanCo for, its and SBG’s affiliates.
As previously disclosed, in October 2021, the transactions contemplated by the Merger Agreement closed. See Note 1 for a description of the transactions contemplated thereby.
On October 13, 2021, PubCo entered into the Backstop Subscription Agreement with the Backstop Investor, pursuant to which, and on the terms and subject to the conditions of which, the Backstop Investor committed to subscribe for the number of shares of Class A Common Stock validly redeemed by the public stockholders of PubCo in connection with the Merger, subject to a cap of 15,000,000 shares of Class A Common Stock (the “Cap”). The purchase price for such shares of Class A Common Stock is equal to $10.00 per share multiplied by the number of shares of Class A Common Stock validly redeemed by the public stockholders of PubCo in connection with the Business Combination subject to the Cap, for an aggregate purchase price of up to $150.0 million (the “Backstop Investment”). The terms of the Backstop Investment substantially conform to the terms of the Subscription Agreements with the PIPE Investors. Substantially concurrently with the Closing, the Backstop Investor subscribed for 15,000,000 shares of Class A Common Stock for $150.0 million. So long as the Backstop Investor continues to hold a specified amount of shares of Class A Common Stock, then the Backstop Investor has the right to designate a board observer to the Board of PubCo.
Note 27. Subsequent Events
These consolidated financial statements include a discussion of material events, if any, which have occurred subsequent to December 31, 2020 (referred to as subsequent events) through the issuance of the consolidated financial statements.
In February 2021, the SoftBank Obligor partially exercised the Penny Warrants for the issuance of 129,887,919 shares of Series
H-3
Convertible Preferred Stock and the Company received approximately $1.3 million in proceeds relating to the payment of the $0.01 per share exercise price. As a result of this transaction, the Company recorded $311.7 million of loss from change in fair value of related party financial instruments in its consolidated statement of operations for the three-months ended March 31, 2021.
In February 2021, the Board of Directors of the Company increased the number of authorized shares of Series
H-3
Convertible Preferred Stock from 129,887,919 to 136,009,158 and the number of authorized shares of Series
H-4
Convertible Preferred Stock from 129,887,919 to 136,009,158.
During 2021, the Company delivered draw notices in respect of $800 million under the Master Note Purchase Agreement and an aggregate principal amount of $800 million of SoftBank Senior Unsecured Notes were issued to the Note Purchaser.
During 2021, the Company funded the remaining $15.0 million principal under the 2020 Debentures to IndiaCo.
In April 2020, SBWW terminated and withdrew their offer to purchase the equity securities of WeWork Inc. because it asserted the failure of various conditions to its obligations to close the 2020 Tender Offer. The Special Committee, acting in the name of the Company, filed a complaint in the Court of Chancery of the State of Delaware against SBG and SoftBank Vision Fund asserting claims in relation to SBG’s withdrawal of the 2020 Tender Offer. Separately, Adam Neumann and We Holdings LLC filed a similar lawsuit against SBG and SoftBank Vision Fund. On February 25, 2021, all parties entered into a settlement agreement (the “Settlement Agreement”), the terms of which resolved the litigation. The Settlement Agreement includes, among other terms, the following:

•
The launch of a new tender offer
. Pursuant to the Settlement Agreement, SBWW completed a tender offer and acquired $921.6 million of the Company’s equity securities (including certain equity awards, exercisable warrants and convertible notes) from eligible equity holders of the Company, at a price of $19.19 per share (the “2021 Tender Offer”). Adam Neumann, his affiliate We Holdings LLC, and certain of their related parties were excluded from the 2021 Tender Offer and did not tender shares. As a result of the 2021 Tender Offer, that closed in April 2021, the Company recorded $48.0 million of total expenses in its consolidated statement of operations for the three-months ended March 31, 2021.

•
Certain governance changes
. The transactions contemplated by the Settlement Agreement also included the following changes to our governance structure: The elimination of the Company’s multi-class voting structure. As a result of the Amended and Restated Certificate of Incorporation and the

transactions contemplated by the Settlement Agreement, on February 26, 2021, all of the outstanding shares of Class B common stock of the Company automatically converted into shares of Class A common stock and the shares of Class C Common stock of the Company now have one vote per share, instead of three (the “Class B Conversion”). The Amended and Restated Certificate of Incorporation provides that if, following the Class B Conversion, new shares of Class B common stock are issued pursuant to (i) the exercise of options to purchase shares of Class B common stock outstanding as of the date of the Class B Conversion, (ii) securities convertible into shares of Class B common stock outstanding as of the date of the Class B Conversion, and (iii) other circumstances which are specified in the Amended and Restated Certificate of Incorporation, such new shares will be automatically converted into shares of Class A common stock immediately following the time such new shares of Class B common stock are issued.

•
Adam Neumann settlement payment.
In connection with the Settlement Agreement, SBG and its affiliates paid Adam Neumann an amount equal to $105.6 million. No expense was recorded in the Company’s consolidated statement of operations for the three-months ended March 31, 2021 as it does not benefit the Company.

•
Adam Neumann sale of stock to SBG
. In connection with the Settlement Agreement, SBG and its affiliates purchased 30,139,971 shares of Class B Common Stock of the Company from We Holdings LLC, which is Adam Neumann’s affiliated investment vehicle, for a price per share of $19.19, representing an aggregate purchase price of approximately $578.4 million. The Company recorded a $428.3 million expense which represents the excess between the amount paid from a principal shareholder of the Company to We Holdings LLC and the fair value of the stock purchased. The Company recognized the expense in Restructuring and other related costs in the consolidated statement of operations for the three-months ended March 31, 2021, with a corresponding increase in additional paid-in
capital, representing a deemed capital contribution by SBG in its consolidated balance sheet.

•
Adam Neumann proxy changes
. In connection with the Settlement Agreement, Adam Neumann’s proxy and future right to designate directors to our board of directors were eliminated. The Amended and Restated Stockholders’ Agreement eliminated all proxies by Adam Neumann in favor of our board of directors, eliminated Adam Neumann’s right to observe meetings of our board of directors and removed Adam Neumann’s future rights to designate directors to our board of directors (which would have been available to Adam Neumann upon elimination of his financial obligations with and to SBG). Mr. Neumann’s right to observe meetings of WeWork’s board of directors was replaced by a new agreement governing future observer rights, which provides that beginning on February 26, 2022, Mr. Neumann, or if requested by SBG, a designee of Mr. Neumann’s (who shall be subject to SBG’s approval), shall have the right to observe meetings of WeWork’s board of directors (and certain committees thereof). Pursuant to this agreement, Mr. Neumann’s right to observe meetings of WeWork’s board of directors will continue following the Closing of the Business Combination commencing in February 2022.

•
SBG proxy agreement.
On February 26, 2021, we entered into a proxy agreement with SBWW which will allow SBG and its affiliates to continue to voluntarily limit the combined voting power of SBG and SVFE to less than 49.90%. Pursuant to the proxy agreement, any shares of the Company’s stock representing shares owned by SBWW that, when taken together with the voting power of all other shares of the Company’s capital stock held by SBG and its affiliates (including SVFE) represent voting power of the Company in excess of 49.90%, will be voted in the same proportion as shares of the Company’s capital stock not owned by SBG or SVFE.

•	WeWork Partnerships Profits Interest Units amendments. In February 2021, in connection with the Settlement Agreement, the WeWork Partnerships Profits Interest Units held by Adam Neumann in the

WeWork Partnership became fully vested and were amended to have a catch-up
base amount of $0. The per unit distribution thresholds for the WeWork Partnerships Profits Interest Units interests were also amended to initially be $10.00 and may be subject to downward adjustment based on closing date pricing if a de-SPAC
or initial public offering were to occur. As a result of this modification, the Company recorded $102.0 million of restructuring and other related costs in its consolidated statement of operations for the three-months ended March 31, 2021.

In May 2021, WeWork entered into a loan agreement with a third party to raise up to $350.0 million of cash in exchange for letters of credit issued from the LC Facility (the “LC Debt Facility”). The third party will issue a series of discount notes to investors of varying short term
(1-6
month) maturities and make a matching discount loan to the Company. The Company will pay the 5.475% issuance fee on the letter of credit, the 0.125% fronting fee on the letter of credit and the interest on the discount note which will be set each note issuance. At maturity, the Company has the option, based on prevailing market conditions and liquidity needs, to roll the loan to a new maturity or pay off the loan at par.
In connection with the Merger Agreement, the Company agreed to not enter into loan facilities that utilize the 2020 LC Facility without consent from SBG. In May 2021, the Company entered into a letter agreement with SBG pursuant to which SBG consented to the LC Debt Facility and the Company agreed to certain restrictions that will apply to the LC Debt Facility, including that (i) until such time as no amounts remain undrawn by the Company under the $2.2 billion SoftBank Senior Unsecured Notes, amounts issued under the LC Debt Facility will not exceed $100.0 million, (ii) the Company will repay all amounts outstanding under the LC Debt Facility within 30 days after the closing of the Business Combination, (iii) on and after the closing of the Business Combination, the prior written consent of SBG will be required for the first draw under the LC Debt Facility that occurs after the Closing.
During 2021, WeWork continued execution of the Company’s operational restructuring program incurring approximately $300 million in non-routine
impairment charges for the three months ended March 31, 2021.
BowX Merger Agreement
On March 25, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among the Company, BowX Acquisition Corp. (“BowX”), and BowX Merger Subsidiary Corp., a Delaware corporation and a direct wholly owned subsidiary of BowX (“Merger Sub”).
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the Business Combination):

•
at the closing of the transactions contemplated by the Merger Agreement (the Closing), upon the terms and subject to the conditions of the Merger Agreement and in accordance with the Delaware General Corporation Law, as amended (the “DGCL”), Merger Sub will merge with and into the Company, the separate corporate existence of Merger Sub will cease and the Company will be the surviving corporation and a wholly owned subsidiary of BowX (the “Merger”);

•
as promptly as practicable following the Closing, the Company will merge with and into BowX Merger Subsidiary II, LLC, a Delaware limited liability company and a direct wholly owned subsidiary of BowX (Merger Sub II and such transaction, the Second Merger), with Merger Sub II being the surviving entity of the Second Merger;

•	as a result of the Merger, among other things, all outstanding shares of capital stock of the Company (other than shares of Class C common stock of the Company, treasury shares, shares held by stockholders who have perfected and not withdrawn a demand for appraisal rights pursuant to the DGCL and shares of Company stock subject to options, warrants and RSUs) will be cancelled in exchange for the right to receive a number of newly issued shares of Class A common stock, par value $0.0001 per share, of BowX (“BowX Common Stock”) determined using an exchange ratio (the “Exchange Ratio”) which is determined based on a pre-money
enterprise valuation of the Company of approximately $9 billion, a $10.00 price per share of BowX Common Stock and the fully diluted equity capitalization of the Company immediately prior to the Closing (which is subject to change between signing and Closing), as described below;

•
shares of Class C common stock of the Company will be cancelled in exchange for the right to receive a number of newly issued shares of Class C common stock, par value $0.0001 per share, of BowX (“Bow X Class C Common Stock”) determined using the Exchange Ratio;

•
outstanding options and warrants to purchase Company stock and RSUs will be converted into the right to receive options or warrants to purchase shares of BowX Common Stock or restricted stock units representing the right to receive shares of BowX Common Stock, as applicable, on the same terms and conditions that are in effect with respect to such options, warrants or RSUs on the day of Closing, subject to adjustments using the Exchange Ratio, as described below; and

•	BowX will immediately be renamed “WeWork Inc.” or such other name as agreed to by the Company and BowX prior to Closing.
The Merger Agreement is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective stockholders of the Company and BowX, (ii) effectiveness of the proxy statement / registration statement on Form
S-4
to be filed by BowX in connection with the Business Combination, (iii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, (iv) if a merger control filing is required by the Mexican Federal Economic Competition Commission (the “Comisión Federal de Competencia Económica, COFECE”), COFECE providing clearance of the transactions contemplated by the Merger Agreement, (v) receipt of approval for listing on The Nasdaq Stock Market or The New York Stock Exchange the shares of BowX Common Stock to be issued in connection with the Merger, (vi) that BowX have at least $5,000,001 of net tangible assets upon the Closing, (vii) the absence of any injunctions or laws prohibiting the Merger, (viii) the absence of a Company Material Adverse Effect (as defined in the Merger Agreement) on the Company and (ix) customary bringdown of the representations, warranties and covenants of the parties therein.
Another condition to the parties’ obligations to consummate the Merger is that as of the Closing the sum of (x) the amount of cash available in the trust account into which substantially all of the proceeds of BowX’s initial public offering and private placements of its securities have been deposited, after deducting the amount required to satisfy BowX’s obligations to its stockholders (if any) that exercise their rights to redeem all or a portion of their BowX Class A Common Stock pursuant to BowX’s certificate of incorporation and bylaws (but prior to payment of any deferred underwriting commissions being held in the trust account and any transaction expenses of BowX, the Company or their affiliates) plus (y) the amount of the PIPE Investment (as defined below) actually received by BowX prior to or substantially concurrently with the Closing, is equal to or greater than $800,000,000.
The Merger Agreement contains additional covenants, including, among others, providing for (i) the parties to use reasonable best efforts to conduct their respective businesses in the ordinary course through the Closing, (ii) the parties not to initiate any negotiations or enter into any agreements for certain alternative transactions,
(iii) the Company to prepare and deliver to BowX certain unaudited consolidated financial statements of the Company, (iv) BowX and the Company jointly to prepare, and BowX to file, a proxy statement / registration statement on Form
S-4
and take certain other actions to obtain the requisite approval of BowX stockholders of certain proposals regarding the Business Combination and (v) the parties to use reasonable best efforts to obtain necessary approvals from governmental agencies.
The Merger Agreement may be terminated at any time prior to the Closing (i) by mutual written consent of BowX and the Company, (ii) by the Company or BowX, if certain approvals of the shareholders of BowX are not obtained, (iii) by the Company, if there is an Acquiror Modification in Recommendation (as defined in the Merger Agreement), (iv) by BowX if there is a Company Modification in Recommendation (as defined in the Merger Agreement) (v) by BowX, if certain approvals of the stockholders of the Company are not obtained within certain time periods, or (vi) by either BowX or the Company in certain other circumstances set forth in the Merger Agreement, including (a) if any Governmental Authority (as defined in the Merger Agreement) shall have enacted, issued, promulgated, enforced or entered any final and nonappealable Governmental Order (as defined in the Merger Agreement) that has the effect of making consummation of the Merger illegal or otherwise preventing or prohibiting consummation of the Merger and (b) in the event of certain uncured breaches by the other party or if the Closing has not occurred on or before October 31, 2021, subject to extension by sixty (60) days in certain circumstances (the “Agreement End Date”).
Certain Related Agreements
Subscription Agreements
On March 25, 2021, concurrently with the execution of the Merger Agreement, BowX entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 80,000,000 shares of BowX Common Stock for $10.00 per share, for an aggregate subscription price equal to $800,000,000, (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the Closing.
The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (i) such date and time as the Merger Agreement is terminated in accordance with its terms; (ii) the mutual written agreement of the parties to such Subscription Agreement; (iii) if any of the conditions to closing set forth in such Subscription Agreement are not satisfied on or prior to the Closing and, as a result thereof, the transactions contemplated by the Subscription Agreement fail to occur; and (iv) the Agreement End Date.
For two key anchor investors, each with an aggregate investment amount of $125,000,000 (collectively, the “Key Anchor Investors”), the obligation to close under the Subscription Agreements is further conditioned upon the total investment by the PIPE Investors equaling or exceeding $700,000,000, with such amount including (i) an investment of at least $125,000,000 in the aggregate from the other Key Anchor Investor and its affiliates and any investment funds controlled by their affiliates, (ii) an investment of at least $15,000,000 from investors identified, cultivated or referred by Bow Capital or otherwise associated with Bow Capital, and (iii) an investment of at least $10,000,000 in the aggregate from The Obsidian Master Fund and its affiliates and any investment funds controlled by its affiliates.
Sponsor Support Agreement
On March 25, 2021, the Company entered into a Sponsor Support Agreement (the “Sponsor Support Agreement”), with BowX Sponsor, LLC (the “Sponsor”) and other persons party thereto (the “Sponsor Persons”), pursuant to which the Sponsor and the Sponsor Persons agreed to, among other things, (i) cause to be forfeited 3,000,000 shares of Class B common stock, par value $0.0001 per share, of BowX held by the Sponsor and certain other persons and (ii) vote in favor of the Merger Agreement and the transactions contemplated thereby, in each case, subject to the terms and conditions contemplated by the Sponsor Support Agreement.
Stockholder Support Agreement
On March 25, 2021, the Company entered into Stockholder Support Agreements (the “Stockholder Support Agreements”), with BowX and certain stockholders of the Company (the “Key Stockholders”). Pursuant to the Stockholder Support Agreements, the Key Stockholders agreed to, among other things, execute and deliver a written consent adopting the Merger Agreement and related transactions and approving the Business Combination with respect to the outstanding shares of the Company common stock and preferred stock held by the Key Stockholders on the terms and subject to the conditions set forth therein. The shares of the Company that are subject to the Stockholder Support Agreements represent a majority of the outstanding voting power of the Company’s capital stock (voting as a single class and on an as converted basis) and a majority of outstanding senior preferred stock held by stockholders other than SBG and its affiliates sufficient to approve certain transactions contemplated by the Business Combination for purposes of certain Company charter provisions.
Transfer Restrictions and Registration Rights
The Merger Agreement contemplates that, at the Closing, BowX, the Company, the Sponsor, the Key Stockholders and certain of their respective affiliates will enter into an amended and restated registration rights Agreement (the Registration Rights Agreement), pursuant to which BowX will agree to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of BowX Common Stock and other equity securities of BowX that are held by the parties thereto from time to time. In certain circumstances, various parties in the Registration Rights Agreement can collectively demand up to nine underwritten offerings and will be entitled to piggyback registration rights, in each case subject to certain limitations set forth in the Registration Rights Agreement.
Additionally, in connection with the Business Combination, the Sponsor and certain of the Company’s officers, directors and stockholders entered into a lock-up
agreement (the
“Lock-Up
Agreement”) pursuant to which they agreed not to (i) sell or otherwise dispose of, or agree to sell or dispose of, directly or indirectly, any shares of BowX Common Stock held by such persons immediately after the Closing or any shares of BowX Common Stock issuable upon the exercise of options, warrants or other convertible securities to purchase shares of BowX Common Stock held by such persons immediately after the Closing
(“Lock-Up
Shares”), (ii) enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of any of such
Lock-Up
Shares, or (iii) publicly announce any intention to effect any transaction specified in clause (i) or (ii) (each such action, a “Transfer”), for one year or nine months, as the case may be, after the Closing (the
“Lock-Up
Period”).
The foregoing description of the Merger Agreement, Subscription Agreements, Sponsor Support Agreement, Stockholder Support Agreement, Registration Rights Agreement and
Lock-Up
Agreement, and the transactions contemplated thereby is not complete and is supplemented by the
8-K/A
(as defined below).
Credit Support Letter (LC)
On March 25, 2021, WeWork Companies LLC, SBG and BowX entered into a letter agreement (the “Credit Support Letter”) pursuant to which SBG has committed to consent to an extension of the termination date of the Credit Agreement from February 10, 2023 to no later than February 10, 2024 (the “LC Facility Termination

Extension”), subject to the terms and conditions set forth therein. Any LC Facility Termination Extension will require the requisite consent of the lenders thereunder.
Credit Support Letter (SSN)
On March 25, 2021, the Company and an affiliate of SBG entered into a letter agreement pursuant to which the Company and an affiliate of SBG have agreed to amend and restate the terms of the Master Senior Secured Notes Note Purchase Agreement that governs the SoftBank Senior Secured Notes (as amended and restated, the “A&R Senior Secured Note Purchase Agreement”) on the earlier of (i) the Closing and (ii) August 12, 2021. The A&R Senior Secured Note Purchase Agreement will allow the Company to borrow up to an aggregate principal amount of $550.0 million of senior secured debt in the form of new 7.5% senior secured notes (the “A&R Senior Secured Notes”). It is a condition to the execution of the A&R Senior Secured Note Purchase Agreement that any outstanding SoftBank Senior Secured Notes be redeemed, repurchased or otherwise repaid and canceled at a price of 101% of the principal amount thereof plus accrued and unpaid interest. The A&R Senior Secured Note Purchase Agreement will allow the Company to borrow once every 30 days with minimum draws of $50.0 million. The A&R Senior Secured Notes will mature no later than February 12, 2023 or, if earlier, 18 months from the Closing.
Warrants
Concurrently with and contingent upon the Closing, BowX will issue to SBWW or its designees the First Warrant to purchase a number of shares of BowX Common Stock (rounded to the nearest whole share) equal to 47,366,404 multiplied by the Exchange Ratio, subject to the terms set forth therein, at a price per share equal to $0.01 divided by the Exchange Ratio (rounded to the nearest full cent). The First Warrant will expire on the tenth anniversary of the Closing.
Although the First Warrant will be issued by BowX, solely for purposes of calculating the Exchange Ratio used in the Business Combination, the First Warrant is treated in the same manner as a hypothetical outstanding warrant to purchase 47,366,404 shares of WeWork Class A Common Stock at an exercise price of $0.01 per share.
Additionally, concurrently with and contingent upon the LC Facility Termination Extension, BowX will issue to SBG or its designees one or more warrants (collectively, the “LC Warrant”) to purchase a number of shares of BowX Common Stock (rounded to the nearest whole share) equal to 14,431,991 multiplied by the Exchange Ratio, subject to the terms set forth therein, at a price per share equal to $0.01 divided by the Exchange Ratio (rounded to the nearest full cent). The LC Warrant would expire on the tenth (10th) anniversary of the date of issuance.
We Company Partnership
Under the partnership agreement for the We Company Partnership, vested WeWork Partnerships Profits Interest Units (“PIUs”) can, at the election of the holder of the PIUs, be (a) converted into WeWork Partnerships Class B Common Units, or (b) exchanged (along with the corresponding shares of WeWork Class C Common Stock) for (at WeWork’s election) shares of WeWork Class B Common Stock or cash of equivalent value, assuming that the value of a share of WeWork Class B Common Stock exceeds the per-unit
distribution threshold for these PIUs (which generally represents the liquidation value of a share of WeWork Class B Common Stock on the date such PIUs were granted). The exchange value takes into account, among other things, the value of the shares of WeWork Class B Common Stockand the catch-up
base amount of the PIUs being exchanged. A
catch-up
base amount is similar to an option exercise price and represents, for each PIU exchanged, the value of a share of common stock that the holder of PIUs will not receive upon exchange. A higher value and a lower catch-up
base amount each generally results in more shares of WeWork Class B Common Stock being issued to the exchanging holder (except the number of shares of class B common stock issuable upon exchange of each PIU can never be greater than one).

Under the Company’s amended and restated certificate of incorporation, following the threshold automatic conversion on February 26, 2021, any newly-issued shares of class B common stock exchanged from vested PIUs will, immediately after such issuance, automatically convert into shares of class A common stock.
In connection with the Business Combination, the partnership agreement for the We Company Partnership will be amended at the Closing to implement mechanical changes to reflect the conversion of shares of capital stock of the Company to shares of BowX Common Stock (including the conversion of shares of class C common stock into shares of Class C Common stock of BowX). Specifically, the number of outstanding partnership interests (including all PIUs) will be adjusted to equal the number of shares of the corresponding class of common stock of BowX (which, in the case of the PIUs, is the Class C Common stock of BowX), taking into account the Exchange Ratio in the Merger. The distribution threshold and catch-up
base amount for the PIUs will also be equitably adjusted to maintain the pre-Business
Combination economics of the PIUs. The distribution threshold for Adam Neumann’s PIUs may be subject to downward adjustment based on closing date pricing of the Business Combination. Following the Business Combination, vested PIUs can, at the election of the holder of the PIUs, be (a) converted into WeWork Partnerships Class A Common Units, or (b) exchanged (along with the corresponding shares of BowX Class C Common Stock) for (at BowX’s election) shares of BowX Class A Common Stock or cash of an equivalent value.

BOWX ACQUISITION CORP [Member]
Subsequent Events
Note 11 — Subsequent Events
On March 25, 2021, BowX entered into an Agreement and Plan of Merger by and among BowX, BowX Merger Subsidiary Corp., a Delaware corporation (“Merger Sub”) and a direct wholly owned subsidiary of BowX, and WeWork Inc., a Delaware corporation (“WeWork”), pursuant to which, among other transactions, on the terms and conditions set forth therein, Merger Sub is to merge with and into WeWork, with WeWork continuing on as the surviving entity and a wholly owned subsidiary of Acquiror.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described above and in Note 2 (Restatement of Previously Issued Financial Statements), the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 10—Subsequent Events
On October 20, 2021, the Company, BowX Merger Subsidiary Corp., a newly formed wholly owned subsidiary of the Company, and WeWork, consummated the previously announced merger pursuant to that certain Agreement and Plan of Merger, dated March 25, 2021, as disclosed in the footnotes.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, except as noted above and Note 2.